Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (678,046)	$ (461,682)	$ (3,004,619)	$ (1,259,590)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1,704	344	2,946	346
Amortization expense	900	10,354	16,205	10,954
Stock issued for services		82,250	249,100
Accretion of debt discount	52,257	50,860	368,205	275,333
Accretion of original issuance costs	16,522	8,726	61,283	67,823
Interest expense converted to notes payable			30,800
Impairment of assets			536,047
Changes in operating assets and liabilities:
Other current assets	(10,170)		(2,075)
Other assets			(20,711)
Accounts payable	156,473	28,055	23,669	15,095
Accrued payroll and payroll taxes		5,007	(58,635)	59,707
Other current liabilities	789	1,662	23,603	523
Net cash used in operating activities	(459,571)	(274,424)	(1,774,182)	(829,809)
Cash flows from investing activities:
Purchase of property and equipment		(2,871)	(29,264)
Website development costs				(10,799)
Net cash used in investing activities		(2,871)	(29,264)	(10,799)
Cash flows from financing activities:
Proceeds from short-term convertible notes	200,000	200,000	250,000	925,010
Repayment of short-term convertible notes			(55,000)
Common stock and warrants issued for cash			1,865,000
Net cash provided by financing activities	200,000	200,000	2,060,000	925,010
Net decrease in cash	(259,571)	(77,295)		84,402
Cash at beginning of period	340,956	84,402	84,402
Cash at end of period	81,385	7,107	340,956	84,402
Cash paid during the period for:
Interest
Income taxes
Non-cash investing and financing activities:
Beneficial conversion feature in conjunction with debt issuance		86,090	101,972	129,938
Warrants issued to third parties in conjunction with debt issuance	162,362	113,910	188,069	223,560
Original issue discount issued in conjunction with debt	20,000	85,495	126,030	85,495
Common stock issued to third parties in conjunction with conversion of debt			236,715	396,000
Issuance of common stock in conjunction with cashless exercise of warrants			$ 6
Amortization of warrants issued in connection with a debt modification	$ 48,699